EXPLORATION AND EVALUATION ASSETS (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Capitalized Costs on Projects
The following is a summary of the capitalized costs on the projects described above.

	Rook I	Other Athabasca Basin Properties	IsoEnergy Properties	Total
	$	$	$	$
Acquisition costs:
Balance, December 31, 2019	235,077	1,457,607	26,635,775	28,328,459
Additions	—	—	142,363	142,363

Balance, December 31, 2020	235,077	1,457,607	26,778,138	28,470,822

Deferred exploration costs:
Balance, December 31, 2019	199,784,259	9,163,367	15,104,323	224,051,949
Additions:
Drilling	—	—	2,800,964	2,800,964
General exploration	1,407,493	5,688	594,539	2,007,720
Environmental and permitting	6,725,648	—	137,083	6,862,731
Technical, engineering and design	4,158,100	—	224,620	4,382,720
Geochemistry and assays	—	—	317,508	317,508
Geological and geophysical	—	4,632	30,500	35,132
Labour and wages	2,925,395	—	1,140,615	4,066,010
Share-based payments (Note 10)	1,280,728	—	234,956	1,515,684
Travel	68,193	—	142,360	210,553

	16,565,557	10,320	5,623,145	22,199,022

Balance, December 31, 2020	216,349,816	9,173,687	20,727,468	246,250,971

Total costs, December 31, 2020	216,584,893	10,631,294	47,505,606	274,721,793

	Rook I	Other Athabasca Basin Properties	IsoEnergy Properties	Total
	$	$	$	$
Acquisition costs:
Balance, December 31, 2018	235,077	1,457,607	26,622,545	28,315,229
Additions	—	—	14,077	14,077
Impairment	—	—	(847)	(847)

Balance, December 31, 2019	235,077	1,457,607	26,635,775	28,328,459

Deferred exploration costs:
Balance, December 31, 2018	148,658,925	6,530,533	10,623,907	165,813,365
Additions:
Drilling	17,596,099	1,508,527	1,921,903	21,026,529
General exploration	5,453,717	4,126	665,140	6,122,983
Geological and geophysical	19,859,997	1,042,071	844,448	21,746,516
Labour and wages	6,099,402	78,110	825,860	7,003,372
Share-based payments (Note 10)	1,227,604	—	98,474	1,326,078
Travel	888,515	—	138,098	1,026,613
Impairment	—	—	(13,507)	(13,507)

	51,125,334	2,632,834	4,480,416	58,238,584

Balance, December 31, 2019	199,784,259	9,163,367	15,104,323	224,051,949

Total costs, December 31, 2019	200,019,336	10,620,974	41,740,098	252,380,408